SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the period ended December 31, 2023, as filed with the SEC on April 1, 2024. The interim results for the six months ended June 30, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024, or for any future periods.

Principals of Consolidation

Principals of Consolidation

The unaudited condensed consolidated financial statements include the accounts of TC BioPharm and its 100% controlled subsidiaries, TC BioPharm Limited, TC BioPharm Inc. and TC BioPharm BV. All significant intercompany balances and transactions have been eliminated. “TC BioPharm”, the “Company”, “we”, “our” or “us” is intended to mean TC BioPharm (Holdings) plc, including the subsidiaries indicated above, unless otherwise indicated.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of these unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Segment Reporting

Segment Reporting

The Company operates in one operating segment. Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s chief operating decision maker (“the CODM”). The Company’s CODM, its Chief Executive Officer, views the Company’s operations and manages its business as a single operating segment, which is the business of a clinical stage immunotherapy Group pioneering commercialization of allogeneic, ‘off-the-shelf’ gamma-delta T cell (‘GD-T’) therapies.

Income and Other Taxes

Income and Other Taxes

Income taxes are accounted for using the asset and liability method in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 740, Income Taxes (“ASC 740”), which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the unaudited condensed consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the unaudited condensed consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records net deferred tax assets to the extent they believe these assets will more-likely-than-not be realized. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. In the event the Company was to determine that it would be able to realize its deferred income tax assets in the future in excess of its net recorded amount, the Company would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

Income Tax Credit

Income Tax Credit

The Company carries out extensive research and development activities, where it benefits from the United Kingdom’s research and development tax relief and expenditure credit regimes. The Company is able to surrender some of its income tax losses for a cash rebate of up to 20% of expenditures related to eligible research and development projects. Such credits are accounted for, depending on the appropriate tax relief, either within the tax provision or other income, in the year in which the expenditures were incurred.

Cash and cash equivalents

Cash and cash equivalents

The Company defines cash and cash equivalents as cash on hand, deposits held on call with banks and other short-term liquid investments with maturities of three months or less. As of June 30, 2024 and December 31, 2023, cash and cash equivalents was £1.0 million and £2.5 million, respectively.

Concentration of Risk

Concentration of Risk

Financial instruments that subject the Company to significant concentrations of credit risk primarily consist of cash and cash equivalents. The Company maintains substantially all of its cash and cash equivalents with financial institutions, which, at times, may exceed federally insured limits. The Company has not incurred any losses associated with this concentration of deposits.

The Company currently has bank deposits with financial institutions in the U.S. of approximately £0.5 million as of June 30, 2024. FDIC insurance provides protection for bank deposits up to $250,000. The Company had approximately £0.5 million in uninsured bank deposits with financial institutions outside the U.S as of June 30, 2024. All uninsured bank deposits are held at high quality credit institutions.

Foreign currency transactions

Foreign currency transactions

The Company uses the British pound sterling as the reporting currency for its unaudited condensed consolidated financial statements. Functional currency is the currency of the primary economic environment in which an entity operates. The functional currency of the Company’s subsidiaries are the local currencies. The Company has transactions denominated in various currencies, with the principal currency exposure being fluctuations in U.S. Dollars and Euros against pound sterling. The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the limited number of supplier agreements denominated in currencies other than pound sterling.

Property and Equipment

Property and Equipment

Property and equipment consist of computer equipment, facility, and scientific equipment and office equipment, which are stated at cost, net of accumulated depreciation and amortization, and depreciated over their estimated lives using the straight-line method.

Depreciation is provided for by the straight-line method over the estimated useful lives as follows:

Property and Equipment	Estimated Useful Life
Scientific equipment	4-10 years
Computer equipment	3 years
Office equipment	5 years

Expenditures for repairs and maintenance are expensed as incurred. When assets have been retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

Intangible assets

Intangible assets

Intangible assets consist of software, patents and licenses. Intangible assets are recognized where it is probable that there will be a future economic benefit and that this can be reliably measured. Software represents the historical cost of installation of third-party software used within the Company to maintain and control the Company’s quality system. The software is hosted and controlled on the Company’s servers and can be used independently of the related hardware. Software is amortized, on a straight-line basis, over the life of the relevant license of three to four years. Patent costs represent the costs of securing patents in relation to the Company’s intellectual property. Patent costs are amortized, on a straight-line basis, over the remaining legal life of the relevant patents, which has an average estimated patent life of 16 years.  License costs represent costs incurred for securing use of third-party technology. License costs are amortized, on a straight-line basis, over the life of the relevant license of three years. Amortization methods and useful lives are reviewed at each reporting date and adjusted as appropriate.

The Company reviews the carrying amounts of its tangible and intangible assets where there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets in which case the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Recoverable amount is the higher of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the statement of operations. There was no impairment of tangible or intangible assets during the six months ended June 30, 2024 and 2023.

Fair Value Measurements

Fair Value Measurements

The fair value of the Company’s assets and liabilities which qualify as financial instruments under ASC 820, Fair Value Measurement, which primarily includes cash and cash equivalents and accounts payable, which approximate the carrying amounts represented in the accompanying consolidated balance sheets due to the liquid nature. The Company also has certain liability classified warrants that are being remeasured to fair value at the end of each reporting period and are categorized in Level 2 of the fair value hierarchy. However, the balance of the liability classified warrants was not material as of either June 30, 2024 or December 31, 2023 (see Note 12).

Net (Loss) Income per Share

Net (Loss) Income per Share

Basic net (loss) income per share ordinary share is calculated based on the weighted-average number of ordinary shares outstanding in accordance with ASC Topic 260, Earnings per Share. Diluted net (loss) income per share is calculated based on the weighted-average number of ordinary shares outstanding plus the effect of dilutive potential ordinary shares. When the Company reports a net loss, the calculation of diluted net (loss) income per share excludes potential ordinary shares as the effect would be anti-dilutive. Potential ordinary shares are composed of ordinary shares issuable upon the exercise of options and warrants. The following table shows the basic and diluted (loss) income per share for the six months ended June 30, 2024 and 2023:

	Six months ended
	June 30,	June 30,
	2024	2023
	£	£
Net (loss) income for the period	(5,308,407)	357,976
Basic weighted average number of shares outstanding	64,905,328	3,030,825
Diluted weighted average number of shares outstanding	64,905,328	3,488,575

Basic (loss) income per share	(0.08)	0.12
Diluted (loss) income per share	(0.08)	0.10

The following potential shares are anti-dilutive and are therefore excluded from the weighted average number of shares for the purpose of diluted income per share with respect to the six months ended June 30, 2023:

Six Months Ended June 30,
2023
Number of Shares
Convertible loan notes – assuming all loan notes are converted to equity	856,253
2021 Share Option Scheme	7,934
Warrants in issue	7,083,037
7,947,224

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees, directors, and consultants and recognizes the compensation expense for share-based awards based on the estimated fair value of the awards on the date of grant. Compensation expense for all share-based awards is based on the estimated grant-date fair value and recognized in earnings over the requisite service period (generally the vesting period).

Research & Development Expenses

Research & Development Expenses

Research expenditure is expensed in the year in which it is incurred. Identifiable development expenditure is capitalized to the extent that the technical, commercial and financial feasibility can be demonstrated. The Company has not capitalized any development expenditures since inception.

Commitments and Contingencies

Commitments and Contingencies

The Company accounts for contingencies in accordance with ASC 450-20, Contingencies. Certain conditions may exist as of the date the unaudited condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s unaudited condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed (see Note 7).

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting—Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures related to a public entity’s reportable segments. Required disclosures include, on an annual and interim basis, significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount for other segment items (which is the difference between segment revenue less segment expenses and less segment profit or loss) and a description of its composition, the title and position of the CODM, and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The standard also permits disclosure of more than one measure of segment profit. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company is currently assessing the impacts of the update but does not believe it will have a material impact on its financial statements.

In December 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740)-Improvements to Income Tax Disclosures, which requires entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. The guidance should be applied prospectively and is effective for annual periods beginning after December 15, 2024. The Company does not expect the issued standard to have a material impact on its unaudited condensed consolidated financial statements or results of operations.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses at each interim and annual reporting period. The amendments are effective for annual periods beginning after December 15, 2026, and reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact to its condensed consolidated financial statements.